Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39252
Entity Tax Identification Number	98-1515192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001801170